Borrowings - Maturities of long-term borrowings (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Borrowings [Abstract]
2026	¥ 1,382,812
2027	1,578,208
2028	1,345,617
2029	1,473,040
2030	1,678,616
2031 and thereafter	5,453,256
Subtotal	12,911,549	¥ 11,926,429
Trading balances of secured borrowings	462,129	525,686
Total	¥ 13,373,678	¥ 12,452,115